                            NEW ENGLAND ZENITH FUND

New England Zenith Fund (the "Fund") is a mutual fund that provides a range of investment options. The following ten separate investment portfolios (the "Series") are offered through this Prospectus.

  FIXED-INCOME SERIES                       Loomis Sayles Small Cap Series
                                            MFS Investors Series
  Salomon Brothers Strategic                MFS Research Managers Series
   Bond Opportunities Series                Westpeak Stock Index Series


  EQUITY SERIES                             INTERNATIONAL EQUITY SERIES


  Alger Equity Growth Series                Morgan Stanley International
  Capital Growth Series                      Magnum Equity Series
  Davis Venture Value Series
  Goldman Sachs Midcap Value
   Series

This Prospectus is designed to help you decide whether to invest in the Fund and which Series best match your investment objectives. The Prospectus is divided into four Sections:

  I  A brief overview of the structure of the Fund and the Series.

  II Summaries of each Series, including investment objectives and principal investment strategies and risks.

  III More detailed descriptions of each Series, including the investment process and additional investment risks.

  IV Other information about the Fund, including information on purchases and redemptions, portfolio valuation, securities pricing and financial highlights.

The Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                 APRIL 30, 1999

                               TABLE OF CONTENTS

Section I--Overview of New England Zenith Fund.............................  B-3
Section II--Summary Information about each Series .........................  B-5
Section III--Additional Information about each Series ..................... B-21
Section IV--Other Information About The Fund............................... B-43
Financial Highlights....................................................... B-46

                                                                     Additional
       Series                                                Summary Information
       ------                                                ------- -----------
Salomon Brothers Strategic Bond Opportunities Series........   B-5      B-22
Alger Equity Growth Series..................................   B-7      B-25
Capital Growth Series.......................................   B-8      B-26
Davis Venture Value Series..................................  B-10      B-28
Goldman Sachs Midcap Value Series...........................  B-11      B-30
Loomis Sayles Small Cap Series..............................  B-13      B-34
MFS Investors Series........................................  B-15      B-36
MFS Research Managers Series................................  B-16      B-38
Westpeak Stock Index Series.................................  B-17      B-40
Morgan Stanley International Magnum Equity Series...........  B-19      B-41

                Section I--Overview of New England Zenith Fund


Organization

The Fund is a mutual fund consisting of multiple investment portfolios, the Series. New England Investment Management, Inc. ("NEIM") (formerly TNE Advisers, Inc.) is the investment adviser to all the Series except Capital Growth, which is managed by Capital Growth Management ("CGM"). NEIM has contracted with subadvisers to make the day-to-day investment decisions for all Series except Capital Growth. CGM makes the day-to-day investment decisions for Capital Growth.

Investors

Fund shares are offered only to separate accounts established by New England Life Insurance Company ("New England Financial") and Metropolitan Life Insurance Company ("Metropolitan Life") or their affiliates (the "Separate Accounts"). The Fund serves as the investment vehicle for variable life insurance, variable annuity and group annuity products of New England Financial and Metropolitan Life or their affiliates. The general public may not directly purchase Fund shares. The performance information in the Prospectus does not reflect charges associated with the Separate Accounts or variable contracts that an investor in the Fund may pay under insurance or annuity contracts.

Types of Investments

Each Series invests in a variety of securities. Securities generally fall into two main categories: equity and fixed-income.

 Equity Securities

Equity securities include common stocks, preferred stocks and other instruments related to common and preferred stocks. Generally, common and preferred stocks represent ownership interests in a corporation. Stocks often pay a dividend.

Investment advisers often characterize stocks as growth stocks or value stocks. Generally, an investment adviser considers a stock to be a growth stock if it expects the company's earnings to grow relatively rapidly. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

A separate account is a pool of assets set aside by an insurance company to fund payments under a specified group of insurance policies or contracts.

A dividend is a payment made by a company to a shareholder that typically is based on the issuer's performance. A dividend may be paid as cash or additional securities.

 Fixed-income Securities

Fixed-income securities represent an obligation of an issuer to repay money that it has borrowed. Generally, the issuer agrees to pay the investor interest in return for the use of the money until the maturity date, as set forth in the terms of the security. The rate of interest may be fixed or variable.

The maturity date is the date on which a fixed-income security "matures." This is the date on which the borrower must pay back the borrowed amount, the principal.

               Section II--Summary Information about each Series

              Salomon Brothers Strategic Bond Opportunities Series

Investment Objective

The investment objective of the Salomon Brothers Strategic Bond Opportunities Series ("Strategic Bond") is a high level of total return consistent with preservation of capital.

Principal Investment Strategies

Salomon Brothers Asset Management Inc ("SBAM"), Strategic Bond's subadviser, invests substantially all of Strategic Bond's assets in three classes of fixed-income securities: (1) U.S. investment grade securities (including U.S. Government obligations), (2) U.S. and foreign high yield debt, and (3) foreign government securities.

Principal Investment Risks

Investing in Strategic Bond involves risks. Strategic Bond may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of Strategic Bond include:

  . A general decline in U.S. or foreign fixed-income security markets.

  . Poor performance of the classes of fixed-income securities held by Strategic Bond.

  . Poor performance of individual fixed-income securities held by Strategic
    Bond, which may be due to interest rate risk and credit risk.

  . The risks associated with investments in foreign securities, which may be subject to less regulation and additional regional, national and currency risk. These risks are discussed more fully in Section III.


Investment grade: Moody's and Standard & Poor's are rating agencies that assign a "credit rating" to fixed-income securities and issuers based on the agency's evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody's or Standard & Poor's are considered "investment grade." In this Prospectus, unrated securities that, in the subadviser's judgment, are of similar quality to other securities rated investment grade are also referred to as investment grade.

Fixed-income securities that are below investment grade quality are referred to as high yield debt. High yield debt is typically riskier than investment grade securities.

Investment Performance Record

The bar chart below shows the annual total return of Strategic Bond for each full calendar year since the Series began operations. The table following the bar chart compares the average annual total returns of Strategic Bond to the returns of a relevant broad-based securities market index and to returns of a group of other similar mutual funds underlying variable insurance products. This information helps illustrate the volatility of Strategic Bond's returns, and does not reflect charges associated with the Separate Accounts or variable contracts that an investor in the Fund may pay under insurance or annuity contracts.
                     [SALOMON BROTHERS CHART APPEARS HERE]

     Year           Total Return
     ----           ------------
     1995               19.4%
     1996               14.4%
     1997               11.1%
     1998                2.0%


During the period shown above, the highest quarterly return was 9.8% for the second quarter of 1995, and the lowest quarterly return was -2.4% for the third quarter of 1998. Past performance of a Series does not necessarily indicate how that Series will perform in the future.

Average Annual Total Return for Periods Ending December 31

                                                          Life of the Series
                                          Past One Year   (October 31, 1994)
                                          ------------- -----------------------
Strategic Bond...........................     2.0%               10.7%
Lehman Brothers Aggregate Bond Index.....     8.7%               9.7%
Lipper Variable Products General Bond         5.1%      Data only available for
 Fund Average............................               full one-year periods

                           Alger Equity Growth Series

Investment Objective

The investment objective of the Alger Equity Growth Series ("Equity Growth") is long-term capital appreciation.

Principal Investment Strategies

Fred Alger Management, Inc. ("Alger"), Equity Growth's investment subadviser, invests Equity Growth's assets primarily in growth stocks. Alger will ordinarily invest at least 65% of Equity Growth's total assets in equity securities of issuers with market capitalization of $1 billion or greater.

Principal Investment Risks

Investing in Equity Growth involves risks. Equity Growth may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of Equity Growth include:

  . A general decline in U.S. stock markets.

  . Poor performance of individual stocks held by Equity Growth.

  . Potentially rapid price changes (volatility) of equity securities.

Investment Performance Record

The bar chart below shows the annual total return of Equity Growth for each full calendar year since the Series began operations. The table following the bar chart compares the average annual total returns of Equity Growth to the returns of a relevant broad-based securities market index and to returns of a group of other similar mutual funds underlying variable insurance products. This information helps illustrate the volatility of Equity Growth's returns, and does not reflect charges associated with the Separate Accounts or variable contracts that an investor in the Fund may pay under insurance or annuity contracts.

                             [GRAPH APPEARS HERE]


     Year      Total Return
     ----      ------------
     1995         48.8%
     1996         13.2%
     1997         25.6%
     1998         47.8%


During the period shown above, the highest quarterly return was 26.1% for the fourth quarter of 1998, and the lowest quarterly return was -7.1% for the third quarter of 1998. Past performance of a Series does not necessarily indicate how that Series will perform in the future.

Average Annual Total Returns for Periods Ending December 31

                                                            Life of Series
                                          Past One Year   (October 31, 1994)
                                          ------------- -----------------------
Equity Growth............................     47.8%              30.1%
S&P 500 Index............................     28.7%              28.4%
Lipper Variable Products Growth Fund          24.7%     Data only available for
 Average.................................               full one-year periods

                             Capital Growth Series

Investment Objective

The investment objective of the Capital Growth Series ("Capital Growth") is the long-term growth of capital through investment primarily in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy.

Principal Investment Strategies

CGM, Capital Growth's investment adviser, invests Capital Growth's assets primarily in common stock of large capitalization U.S. companies whose earnings CGM expects will grow at a faster rate than the United States economy. When market conditions warrant, however, CGM may select stocks on the basis of overall economic factors such as the general economic outlook, the level and direction of interest rates and the potential impact of inflation. Capital Growth invests primarily in equity securities of U.S. companies but may also invest in equity securities of foreign issuers. Over time, Capital Growth has held larger positions in a smaller number of issuers than many other mutual funds. CGM does not consider income as a significant factor when selecting investments for Capital Growth.

Principal Investment Risks

Investing in Capital Growth involves risks. Capital Growth may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of Capital Growth include:

  . A general decline in U.S. or foreign stock markets.

  . Poor performance of individual stocks held by Capital Growth.

  . Potentially rapid price changes (volatility) of equity securities.

  . The risks associated with investment in foreign securities. Foreign securities may be subject to less regulation and additional regional, national and currency risk. These risks are discussed more fully in
    Section III.

Investment Performance Record

The bar chart below shows the annual total return of Capital Growth for the last ten full calendar years. The table following the bar chart compares the average annual total returns of Capital Growth to the returns of a relevant broad-based securities market index and to returns of a group of other similar mutual funds underlying variable insurance products. This information helps illustrate the volatility of Capital Growth's returns, and does not reflect charges associated with the Separate Accounts or variable contracts that an investor in the Fund may pay under insurance or annuity contracts.

                             [GRAPH APPEARS HERE]


     Year         Total Return
     ----         ------------
     1989            30.8%
     1990            -3.5%
     1991            54.0%
     1992            -6.1%
     1993            15.0%
     1994            -7.1%
     1995            38.0%
     1996            21.1%
     1997            23.5%
     1998            34.1%


During the period shown above, the highest quarterly return was 28.5% for the fourth quarter of 1998, and the lowest quarterly return was -24.5% for the third quarter of 1990. Past performance of a Series does not necessarily indicate how that Series will perform in the future.

Average Annual Total Returns for Periods Ending December 31

                                   Past One Year Past Five Years Past Ten Years
                                   ------------- --------------- --------------
Capital Growth....................     34.1%          20.8%          18.4%
S&P 500 Index.....................     28.7%          24.1%          19.2%
Lipper Variable Products Growth
 Fund Average.....................     24.7%          20.4%          19.9%

                           Davis Venture Value Series

Investment Objective

The investment objective of the Davis Venture Value Series ("Venture Value") is growth of capital.

Principal Investment Strategies

Davis Selected Advisers, L.P. ("Davis Selected"), Venture Value's subadviser, invests Venture Value's assets primarily in U.S. common stocks of companies that have a market capitalization of at least $5 billion and that it believes are of high quality and are selling at attractive prices. Davis Selected generally selects stocks with the intention of holding them for the long term. Davis Selected believes that managing risk is the key to delivering superior long-term investment results; therefore, it considers how much could potentially be lost on an investment before considering how much might be gained.

Principal Investment Risks

Investing in Venture Value involves risks. Venture Value may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of Venture Value include:

  . A general decline in the U.S. stock market.

  . Poor performance of individual stocks held by Venture Value.

  . Potentially rapid price changes (volatility) of equity securities.

Investment Performance Record

The bar chart below shows the annual total return of Venture Value for each full calendar year since the Series began operations. The table following the bar chart compares the average annual total returns of Venture Value to the returns of a relevant broad-based securities market index and to returns of a group of other similar mutual funds underlying variable insurance products. This information helps illustrate the volatility of Venture Value's returns, and does not reflect charges associated with the Separate Accounts or variable contracts that an investor in the Fund may pay under insurance or annuity contracts.

                             [GRAPH APPEARS HERE]


     Year     Total Return
     ----     ------------
     1995        39.3%
     1996        25.8%
     1997        33.5%
     1998        14.4%


During the period shown above, the highest quarterly return was 21.2% for the fourth quarter of 1998, and the lowest quarterly return was -14.5% for the third quarter of 1998. Past performance of a Series does not necessarily indicate how that Series will perform in the future.

Average Annual Total Returns for Periods Ending December 31

                                                            Life of Series
                                          Past One Year   (October 31, 1994)
                                          ------------- -----------------------
Venture Value............................     14.4%              25.6%
S&P 500 Index............................     28.7%              28.4%
Lipper Variable Products Growth Fund          24.7%     Data only available for
 Average.................................               full one-year periods

                       Goldman Sachs Midcap Value Series

Investment Objective

The investment objective of the Goldman Sachs Midcap Value Series ("Midcap Value") is long-term capital appreciation.

Principal Investment Strategies

Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co., invests, under normal circumstances, most of Midcap Value's assets in equity securities that GSAM believes are relatively underpriced and at least 65% of its total assets in equity securities of companies with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap Index. GSAM may invest up to 25% of Midcap Value's total assets in foreign securities (including up to 15% of its total assets in securities issued in emerging markets and securities the prices of which are quoted in foreign currencies). In addition GSAM may invest 35% of Midcap Value's total assets in fixed-income securities, including up to 10% of its total assets in high yield debt. Midcap Value does not focus on dividend income.

Principal Investment Risks

Investing in Midcap Value involves risks. Midcap Value may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of Midcap Value include:

  . A general decline in U.S. or foreign stock markets or fixed-income securities markets.

  . Poor performance of individual stocks or fixed-income securities held by Midcap Value.

  . Potentially rapid price changes (volatility) of equity securities.

  . The risks associated with investments in foreign securities. Foreign securities may be subject to less regulation and additional regional, national and currency risk. These risks are discussed more fully in
    Section III.

Investment grade: Moody's and Standard & Poor's are rating agencies that assign a "credit rating" to fixed-income securities and issuers based on the agency's evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody's or Standard & Poor's are considered "investment grade." In this Prospectus, unrated securities that, in the subadviser's judgment, are of similar quality to other securities rated investment grade are also referred to as investment grade.

Fixed-income securities that are below investment grade quality are referred to as high yield debt. High yield debt is typically riskier than investment grade securities.

Investment Performance Record

The bar chart below shows the annual total return of Midcap Value for each full calendar year since the Series began operations. The table following the bar chart compares the average annual total returns of Midcap Value to the returns of a relevant broad-based securities market index and to returns of a group of other similar mutual funds underlying variable insurance products. This information helps illustrate the volatility of Midcap Value's returns, and does not reflect charges associated with the Separate Accounts or variable contracts that an investor in the Fund may pay under insurance or annuity contracts. On May 1, 1998, GSAM succeeded Loomis Sayles as subadviser to Midcap Value. The performance information set forth below relates to the life of the Series and therefore, reflects the management of both GSAM and Loomis Sayles.


                             [GRAPH APPEARS HERE]


     Year     Total Return
     ----     ------------
     1994        -0.3%
     1995        30.4%
     1996        17.6%
     1997        17.4%
     1998        -5.5%


During the period shown above, the highest quarterly return was 16.4% for the second quarter of 1997, and the lowest quarterly return was -19.8% for the third quarter of 1998. Past performance of a Series does not necessarily indicate how that Series will perform in the future.

Average Annual Total Returns for Periods Ending December 31

                                                          Life of the Series
                          Past One Year Past Five Years    (April 30, 1993)
                          ------------- --------------- -----------------------
Midcap Value.............     -5.5%          11.1%               12.5%
Russell Midcap Index.....     10.1%          17.3%               17.4%
Lipper Variable Products
 Midcap Fund Average.....     18.3%          14.5%      Data only available for
                                                        full one-year periods

                         Loomis Sayles Small Cap Series

Investment Objective

The investment objective of the Loomis Sayles Small Cap Series ("Small Cap") is long-term capital growth from investments in common stocks or their equivalents.

Principal Investment Strategies

Loomis, Sayles & Company, L.P. ("Loomis Sayles"), Small Cap's subadviser will invest, under normal market conditions, at least 65% of Small Cap's total assets in equity securities of U.S. companies with market capitalizations that fall within the capitalization range of those companies constituting the Russell 2000 Index. Small Cap invests in both value and growth stocks.

Principal Investment Risks

Investing in Small Cap involves risks. Small Cap may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of Small Cap include:

  . A general decline in the U.S stock market.

  . Poor performance of individual stocks held by Small Cap.

  . Potentially rapid price changes (volatility) of equity securities.

  . Poor performance of small capitalization issuers relative to the performance of issuers with larger capitalizations.

Investment Performance Record

The bar chart below shows the annual total return of Small Cap for each full calendar year since the Series began operations. The table following the bar chart compares the average annual total returns of Small Cap to the returns of a relevant broad-based securities market index and to returns of a group of other similar mutual funds underlying variable insurance products. This information helps illustrate the volatility of Small Cap's returns, and does not reflect charges associated with the Separate Accounts or variable contracts that an investor in the Fund may pay under insurance or annuity contracts.

                             [GRAPH APPEARS HERE]

     Year    Total Return
     ----    ------------
     1995      28.9%
     1996      30.7%
     1997      24.9%
     1998      -1.7%


During the period shown above, the highest quarterly return was 17.4% for the fourth quarter of 1998, and the lowest quarterly return was -18.5% for the third quarter of 1998. Past performance of a Series does not necessarily indicate how that Series will perform in the future.

Average Annual Total Returns for Periods Ending December 31

                                                          Life of the Series
                                          Past One Year      (May 2, 1994)
                                          ------------- -----------------------
Small Cap................................     -1.7%              16.0%
Russell 2000 Index.......................     -2.6%              14.5%
Lipper Variable Products Small Company
 Fund Average............................      1.4%     Data only available for
                                                        full one-year periods

                              MFS Investors Series

Investment Objective

The investment objective of the MFS Investors Series (the "Investors Series") is reasonable current income and long-term growth of capital and income.

Principal Investment Strategies

Massachusetts Financial Services Company ("MFS"), subadviser to the Investors Series, ordinarily invests at least 65% of the total assets of the Investors Series in equity securities. Although the Series may invest in companies of any size, the Series focuses on companies with large market capitalizations (greater than $5 billion) that MFS believes has sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. MFS may also invest a substantial portion of the assets of the Investors Series in foreign securities.

Principal Investment Risks

Investing in the Investors Series involves risks. The Investors Series may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Investors Series include:

  . A general decline in U.S. or foreign stock markets.

  . Poor performance of individual equity securities held by the Investors
    Series.

  . Potentially rapid price changes (volatility) of equity securities.

  . The risks associated with investments in foreign securities. Foreign securities may be subject to less regulation and additional regional, national and currency risk. These risks are discussed more fully in
    Section III.

Investment Performance Record

The Investors Series is a new Series and does not yet have an investment performance record.

                          MFS Research Managers Series

Investment Objective

The investment objective of the MFS Research Managers Series (the "Research Managers Series") is long-term growth of capital.

Principal Investment Strategies

Massachusetts Financial Services Company ("MFS"), subadviser to the Research Managers Series, invests at least 80% of the total assets of the Research Managers Series in equity securities. The Series invests primarily in companies that MFS believes possess better than average prospects for long-term growth and attractive valuations. MFS may also invest up to 20% of the net assets of the Series in foreign securities.

Principal Investment Risks

Investing in the Research Managers Series involves risks. The Research Managers Series may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Research Managers Series include:

  . A general decline in U.S. or foreign stock markets.

  . Poor performance of individual equity securities held by the Research
    Managers Series.

  . Potentially rapid price changes (volatility) of equity securities.

  . The risks associated with investments in foreign securities. Foreign securities may be subject to less regulation and additional regional, national and currency risk. These risks are discussed more fully in
    Section III.

Investment Performance Record

The Research Managers Series is a new Series and does not yet have an investment performance record.

                          Westpeak Stock Index Series

Investment Objective

The investment objective of the Westpeak Stock Index Series ("Stock Index") is investment results that correspond to the composite price and yield performance of United States publicly traded common stocks.

Principal Investment Strategies

Westpeak, subadviser to Stock Index, attempts to duplicate the composite price and yield performance of the S&P 500 Index.

Westpeak will ordinarily invest Stock Index's assets in all of the 500 stocks included in the S&P 500 Index. Each month, Westpeak purchases and sells stocks as necessary to duplicate the proportions of stocks included in the S&P 500 Index.

Principal Investment Risks

Investing in Stock Index involves risks. Stock Index may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of Stock Index include:

  . A general decline in the value of stocks included in the S&P 500 Index.

  . Potentially rapid price changes (volatility) of equity securities.

Investment Performance Record

The bar chart below shows the annual total return of Stock Index for the last ten full calendar years. The table following the bar chart compares the average annual total returns of Stock Index to the returns of a relevant broad-based securities market index and to returns of a group of other similar mutual funds underlying variable insurance products. This information helps illustrate the volatility of the returns of Stock Index, and does not reflect charges associated with the Separate Accounts or variable contracts that an investor in the Fund may pay under insurance or annuity contracts. On August 1, 1993, Westpeak succeeded Back Bay Advisors as subadviser to Stock Index. The performance information set forth below relates to the life of the Series and, therefore, reflects the management of both Westpeak and Back Bay Advisors.

                              [GRAPH APPEARS HERE]

     Year         Total Return
     ----         ------------
     1989            30.2%
     1990            -4.1%
     1991            30.4%
     1992             7.3%
     1993             9.7%
     1994             1.1%
     1995            36.9%
     1996            22.5%
     1997            32.5%
     1998            27.9%


During the period shown above, the highest quarterly return was 21.1% for the fourth quarter of 1998, and the lowest quarterly return was -13.7% for the third quarter of 1990. Past performance of a Series does not necessarily indicate how that Series will perform in the future.

Average Annual Total Returns for Periods Ending December 31

                                   Past One Year Past Five Years Past Ten Years
                                   ------------- --------------- --------------
Stock Index.......................     27.9%          23.5%          18.6%
S&P 500 Index.....................     28.7%          24.1%          19.2%
Lipper Variable Products S&P 500
 Fund Average.....................     28.3%          23.6%          20.5%

               Morgan Stanley International Magnum Equity Series

Investment Objective

The investment objective of the Morgan Stanley International Magnum Equity Series ("International Equity") is long-term capital appreciation through investment primarily in international equity securities.

Principal Investment Strategies

Morgan Stanley Asset Management ("MSAM") is International Equity's subadviser. On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances (including as subadviser to International Equity) using the name Morgan Stanley Asset Management. MSAM invests International Equity's assets in a diversified portfolio of stocks of foreign issuers domiciled in EAFE countries. MSAM seeks to achieve superior long-term returns by creating a diversified portfolio of stocks that MSAM believes are undervalued. To achieve this goal, MSAM implements a combination of strategic geographic asset allocation and fundamental, value-oriented stock selection implemented by regional experts around the globe.

Principal Investment Risks

Investing in International Equity involves risks. International Equity may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of International Equity include:

  . A general decline in foreign stock markets.

  . Poor performance of the stock markets in which International Equity invests relative to the performance of other stock markets.

  . Poor performance of individual stocks held by International Equity.

  . Potentially rapid price changes (volatility) of equity securities.

  . The risks associated with investments in foreign securities. Foreign securities may be subject to less regulation and additional regional, national and currency risk. These risks are discussed more fully in
    Section III.


EAFE countries are countries included in the Morgan Stanley Capital International EAFE Index. This index consists of companies headquartered in approximately 20 countries, including Australia, New Zealand, many nations in Western Europe and the more developed nations of Asia, such as Japan, Hong Kong and Singapore.

Investment Performance Record

The bar chart below shows the annual total return of International Equity for each full calendar year since the Series began operations. The table following the bar chart compares the average annual total returns of International Equity to the returns of a relevant broad-based securities market index and to returns of a group of other similar mutual funds underlying variable insurance products. This information helps illustrate the volatility of International Equity's returns, and does not reflect charges associated with the Separate Accounts or variable contracts that an investor in the Fund may pay under insurance or annuity contracts. On May 1, 1997, MSAM succeeded Draycott Partners, Ltd. as subadviser to International Equity. The performance information set forth below relates to the life of the Series and, therefore, reflects the management of both MSAM and Draycott Partners, Ltd.

                             [GRAPH APPEARS HERE]


Year     Total Return
----     ------------
1995        6.0%
1996        6.9%
1997       -1.3
1998        7.3%


During the period shown above, the highest quarterly return was 14.8% for the first quarter of 1998, and the lowest quarterly return was -17.1% for the third quarter of 1998. Past performance of a Series does not necessarily indicate how that Series will perform in the future.

Average Annual Total Returns for Periods Ending December 31

                                                           Life of the Series
                                           Past One Year   (October 31, 1994)
                                           ------------- -----------------------
International Equity.....................       7.3%              5.1%
Morgan Stanley Capital International EAFE
 Index...................................      20.6%              8.0%
Lipper Variable Products International         13.4%     Data only available for
 Fund Average............................                full one-year periods

             Section III--Additional Information about each Series

This Section contains additional information that may help you decide whether and how much to invest in each Series. This Section discusses the principal strategies and risks of investing in each Series. However, each Series may invest in securities and engage in certain investment practices not discussed below or in the Summary. For more information about these securities, strategies and related risks, please see "Investment Risks" in the Fund's Statement of Additional Information (the "SAI"). Please call the toll free number listed on the back cover of the Prospectus to receive a free copy of the SAI.

Temporary Defensive Positions

Each Series other than Stock Index may, for temporary defensive purposes, hold all or a substantial portion of its assets in cash or fixed-income investments. The types of securities in which a Series may invest include U.S. Government securities, investment grade fixed-income securities, money market instruments and repurchase agreements. No estimate can be made as to when or for how long a Series may employ a defensive strategy. Although a defensive strategy may help insulate a Series from a downturn in securities markets, it could prevent the Series from capturing the gains it would otherwise achieve if the Series did not employ a defensive strategy.

Portfolio Turnover

Each Series may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. As a result, the Series may experience high portfolio turnover. High portfolio turnover results in higher brokerage and other transaction costs.

Investment Restrictions

Each Series is restricted as to the types of investments it may make. These restrictions are described in detail in the SAI. Some investment restrictions are "fundamental," which means that the Fund's Trustees may only change them after obtaining shareholder approval. The investment objective of each Series may be changed without shareholder approval, except for the investment objectives of the following Series: Small Cap, Capital Growth and Stock Index.

Investment Percentage Requirements and Capitalization

Several of the Series have adopted policies that set minimum or maximum percentages of their assets to be allocated to certain types of investments or to certain ranges of market capitalization. These percentage requirements and capitalization ranges apply at the time an investment is made; a change in the value of an investment after it is acquired is not treated as a violation of these policies or ranges.

Repurchase agreements are agreements under which a Series purchases one or more securities from another party, usually a bank or a brokerage firm, with the understanding that the counterparty will buy the securities back from the Series at a later date. Repurchase agreements allow a Series to earn a return on available cash at relatively low credit risk.

              Salomon Brothers Strategic Bond Opportunities Series

Principal Investment Strategies

SBAM invests substantially all of Strategic Bond's assets in three classes of fixed-income securities: (1) U.S. investment grade securities (including U.S. Government obligations), (2) U.S. and foreign high yield debt, and (3) foreign government securities.

 Investment Selection

SBAM determines how to invest Strategic Bond assets in several steps:

SBAM has an investment committee consisting of senior portfolio managers which analyzes current interest rate trends and their impact on potential economic scenarios. This committee meets every month to revise its estimate of interest rate and general market trends. Based on this analysis, Strategic Bond's portfolio managers allocate assets among the various classes of securities in which the Series invests. Once this allocation is set, SBAM focuses on specific investment opportunities within those areas.

SBAM considers many factors when selecting individual fixed-income securities, including the interest rate of the security, the interval at which the interest rate adjusts, the date of maturity of the security and the creditworthiness of the issuer. SBAM also considers Strategic Bond's likely need for liquidity, which can be influenced by redemptions (and opportunities for purchases of other securities), and the duration of the portfolio, which will generally be approximately 4.5 years.

Principal Investment Risks

 Fixed-income Securities

The value of most fixed-income securities generally will rise when interest rates decline and fall when interest rates rise. Fixed-income securities involve both credit risk and market risk. Some fixed-income securities also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder may receive less from the issuer than it paid for the security.

 Foreign Securities

In addition to the risks associated with fixed-income securities generally, foreign securities present additional risks.

Regulation and Access to Information. Changes in foreign countries' laws may harm the performance and liquidity of the


Duration is an estimate of how much a bond fund's share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the Series' duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund's share price would rise by 5%.

Credit risk is the risk that the security's issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security's principal to compensate the seller for the value of higher interest rate. This additional payment is a premium.

Series' investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk. News and events unique to particular regions and foreign countries will affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk. As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries' currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer's home country. SBAM may use certain techniques, such as forward contracts or futures contracts, to manage these risks. However, SBAM cannot assure that these techniques will be effective.

 Forward Contracts and Futures

The Series may seek to avoid the risk of an unfavorable shift in currency rates by entering into forward contracts or buying or selling futures contracts or options on futures contracts.

Forward contracts. By entering into a forward contract, Strategic Bond is giving up the potential gains (and avoiding the potential losses) that may occur if the actual exchange rate on the specified date is different from the exchange rate established in the contract.

Futures contracts. If the price of a futures contract changes more than the price of the security or index on which the contract is based, Strategic Bond could make or lose more money than if it had invested directly in the underlying security or index. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market conditions. If this happens, Strategic Bond might not be able to close out futures transactions without incurring substantial losses.

 Emerging Markets

Strategic Bond may invest in emerging markets, which are generally located in the Asia-Pacific Region, Eastern Europe, Latin and South America and Africa. In addition to the risks of foreign securities described above (which are potentially greater for emerging markets securities than for other foreign securities), emerging markets securities may be subject to other risks, including increased risks of reduced liquidity, high inflation rates, political uncertainty, high administrative and regulatory costs, repatriation of income and less advantageous investment terms relative to foreign nationals.

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A futures contract is an obligation to buy or sell an asset on a specified future date or an obligation to pay or receive money based on the value of some securities index or currency or interest rate on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security.

 High Yield Debt

High yield debt has a higher credit risk and market risk than investment grade fixed-income securities. Issuers could have high credit risk for many reasons, including problems with product development, distribution or competition in their markets or a high degree of leverage. High yield debt has higher market risk for a variety of reasons, including greater sensitivity to interest rate changes and economic downturns, and the difficulty some issuers may have when trying to obtain additional financing. Also, high yield debt may be difficult to value, and if other investors believe that a certain issuer's securities are overvalued, the holder may be unable to sell those securities for what it believes is an adequate price.

 High Yield, High Risk Foreign Securities

SBAM may invest up to 100% of Strategic Bond's total assets in high yield, high risk foreign securities. High yield, high risk foreign securities are typically issued by emerging countries, and will therefore be subject to emerging market risks in addition to risks of foreign securities described above. Other risks may include high interest rates and under collateralization.

Portfolio Management

As of December 31, 1998, SBAM managed approximately $29 billion in assets. SBAM is located at 7 World Trade Center, New York, New York 10048.

SBAM may delegate to its affiliate, Salomon Brothers Asset Management Limited ("SBAM Ltd."), any of its responsibilities with respect to transactions of Strategic Bond in foreign currencies and debt securities denominated in foreign currencies. SBAM Ltd. is located at Victoria Plaza, 111 Buckingham Palace Road, London SW1W OSB, England.

Roger Lavan is primarily responsible for the day-to-day management of the investment grade portion of Strategic Bond's portfolio. Mr. Lavan joined SBAM as the Director and Portfolio Manager in 1990.

Peter Wilby is primarily responsible for the day-to-day management of the high yield and foreign sovereign securities portion of Strategic Bond's portfolio. Mr. Wilby joined SBAM in 1989 and is a Managing Director of SBAM.

David Scott is primarily responsible for the day-to-day management of currency transactions and certain non-dollar denominated debt securities investments of Strategic Bond's portfolio. Mr. Scott joined SBAM in 1994 and is a Managing Director of SBAM.

During the year ended December 31, 1998, Strategic Bond paid 0.65% of its average net assets in investment advisory fees and its total operating expenses were 0.85% of such assets.

Leverage in this context is a measure of how much a company has borrowed in relation to its shareholders' equity.

                           Alger Equity Growth Series

Principal Investment Strategies

Alger invests Equity Growth's assets primarily in growth stocks. Alger will ordinarily invest at least 65% of Equity Growth's total assets in equity securities of issues with market capitalization of $1 billion or greater.

 Stock Selection

Alger seeks out and invests primarily in companies that are traded on domestic stock exchanges or in the domestic over-the-counter market. The companies Alger chooses for the portfolio of the Series may still be in the development stage, may be older companies that appear to be entering a new stage of growth progress due to factors like management changes or development of new technologies, products or markets, or may be companies providing products or services with a high unit volume growth rate. Alger focuses on fundamental characteristics of individual companies and does not allocate assets based on specific industry sectors.

Principal Investment Risks

 Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Growth Stocks and Value Stocks. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser's view of the value of the stock.

Market Capitalization. The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization issuers.

Portfolio Management

As of December 31, 1998, Alger managed approximately $10.5 billion in assets for seven mutual funds and other institutional investors. Alger's address is One World Trade Center, Suite 9333, New York, New York 10038.

David D. Alger and Ron Tartaro have served as Equity Growth's portfolio managers since its inception in October 1994. Mr. Alger became Alger's President in 1995 and served as Executive Vice President and Director of Research before 1995. Mr. Tartaro has been employed by Alger since 1990 and has been a Senior Vice President since 1995.

During the year ended December 31, 1998, Equity Growth paid 0.75% of its average net assets in investment advisory fees and its total operating expenses were 0.83% of such assets.

                             Capital Growth Series

Principal Investment Strategies

CGM invests Capital Growth's assets primarily in common stock of large capitalization U.S. companies whose earnings CGM expects will grow at a faster rate than the United States economy. When market conditions warrant, however, CGM may select stocks on the basis of overall economic factors such as the general economic outlook, the level and direction of interest rates and the potential impact of inflation. Capital Growth invests primarily in equity securities of U.S. companies but may also invest in equity securities of foreign issuers. Over time, Capital Growth has held larger positions in a smaller number of issuers than many other mutual funds. CGM does not consider income as a significant factor when selecting investments for Capital Growth.

 Stock Selection

In general, CGM seeks companies with the following characteristics:

  . A well-established record of above-average growth.

  . The prospect of maintaining market leadership.

  . The potential to benefit from internal revitalization or innovations, changes in consumer demand or basic economic forces.

Although CGM searches for these types of companies, not every company in which Capital Growth invests will have all of these characteristics. Rather than strictly following a growth style, CGM may also invest in attractive value stocks. In making an investment decision, CGM will generally:

  . Use a top-down approach to analyze the overall economic factors that may affect a potential investment.

  . Thoroughly analyze certain industries and companies, evaluate the fundamentals of each and focus on attractively valued companies.

  . Purchase a security only after a thorough assessment of all information that CGM deems to be relevant at the time of investment.

  . Sell a stock if CGM's investment expectations are not being met, if CGM identifies better opportunities or if CGM has attained its price objective.

Principal Investment Risks

 Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Growth Stocks and Value Stocks. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser's view of the value of the stock.

Market Capitalization. The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization stocks.

 Foreign Securities

In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information. Changes in foreign countries' laws may harm the performance and liquidity of the Series' investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk. News and events unique to particular regions and foreign countries will affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk. As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries' currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer's home country.

Portfolio Management

As of December 31, 1998, CGM managed approximately $8 billion in assets and currently serves as investment adviser to eight additional mutual funds and to other institutional investors. CGM's address is One International Place, Boston, Massachusetts 02110.

Kenneth Heebner has managed Capital Growth since it was established in 1983. Mr. Heebner co-founded and is currently Senior Portfolio Manager of CGM.

During the year ended December 31, 1998, Capital Growth paid 0.62% of its average net assets in investment advisory fees and its total operating expenses were 0.66% of such assets.

                           Davis Venture Value Series

Principal Investment Strategies

Davis Selected invests Venture Value's assets primarily in U.S. common stocks of companies that have a market capitalization of at least $5 billion and that Davis Selected believes are of high quality and are selling at attractive prices. Davis Selected generally selects stocks with the intention of holding them for the long term. Davis Selected believes that managing risk is the key to delivering superior long-term investment results; therefore, it considers how much could potentially be lost on an investment before considering how much might be gained.

 Stock selection

Davis Selected has developed a list of ten characteristics that it believes allow companies to sustain long-term growth and minimize risks to enhance their potential for superior long-term returns. Although few companies exhibit all ten characteristics, Davis Selected searches for companies that possess:

  . Excellent management.

  . Managers who own stock in their own company.

  . Strong returns on investments of an issuer's capital.

  . A lean expense structure.

  . A dominant or growing market share in a growing market.

  . A proven record as an acquirer.

  . A strong balance sheet.

  . Products or services that are not likely to become obsolete.

  . Successful international operations.

  . Innovation in all aspects of operations.

Davis Selected does not have particular allocation strategies, and emphasizes individual stock selection rather than industry sectors. Davis Selected relies heavily on its evaluation of the management of potential investments, and will ordinarily visit the managers at their place of business to gain insight into the relative value of different companies.

Principal Investment Risks

 Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Growth Stocks and Value Stocks. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser's view of the value of the stock.

Market Capitalization. The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization stocks.

Portfolio Management

As of December 31, 1998, Davis Selected, together with its affiliated institutional asset management companies, managed approximately $22 billion in assets. Davis Selected's address is 124 East Mercy Street, Santa Fe, New Mexico 87501. Davis Selected may delegate to Davis Selected Advisers-NY, Inc. any of its responsibilities related to Venture Value. Davis Selected Advisers-NY, Inc. is a wholly owned subsidiary of Davis Selected and is located at 609 Fifth Avenue, New York, New York 10017.

Christopher C. Davis and Kenneth C. Feinberg are co-portfolio managers of Venture Value. Christopher Davis has been the portfolio manager for Venture Value and other equity funds managed by Davis Selected since February 1997. Christopher Davis was co-portfolio manager of Venture Value with Shelby M.C. Davis from October 1995 until February 1997. Prior to co-managing Venture Value's portfolio, Christopher Davis worked as Shelby Davis' assistant portfolio manager and research analyst. Mr. Feinberg has co-managed other equity funds for Davis Selected since May 1998 and became co-portfolio manager of Venture Value in April 1999. Mr. Feinberg was a research analyst at Davis Selected from December 1994 until May 1998, and before that he was an Assistant Vice President of Investor Relations for Continental Corp.

As Chief Investment Officer, Shelby Davis provides investment themes and strategies to, and helps select individual stocks for, Venture Value.

During the year ended December 31, 1998, Venture Value paid 0.75% of its average net assets in investment advisory fees and its total operating expenses were 0.83% of such assets.

                       Goldman Sachs Midcap Value Series

Principal Investment Strategies

GSAM invests, under normal circumstances, most of Midcap Value's assets in equity securities that GSAM believes are relatively underpriced and at least 65% of its total assets in equity securities of companies with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap Index. GSAM may invest up to 25% of Midcap Value's total assets in foreign securities (including up to 15% of its total assets in securities issued in emerging markets and securities the prices of which are quoted in foreign currencies). In addition, GSAM may invest up to 35% of Midcap Value's total assets in fixed-income securities, including up to 10% of its total assets in high yield debt. Midcap Value does not focus on dividend income.

 Stock Selection

GSAM evaluates securities using a value approach, employing fundamental analysis to identify securities that are, in its view, underpriced relative to a combination of such companies' long-term earning prospects, growth potential, future cash flows and dividend-paying ability. GSAM may also invest Midcap Value's assets in securities of companies that have experienced difficulties and that GSAM believes are available at attractive prices. Factors that GSAM considers when evaluating a company as a potential investment include:

  . High quality of the company's core business.

  . The company's competitiveness and market position.

  . The degree of regulation in markets in which the company operates.

  . A record of success by the company's management team.

  . The level of the company's financial leverage.

  . A sustainable return on capital invested in the company's business.

Principal Investment Risks

 Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Growth Stocks and Value Stocks. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser's view of the value of the stock.

Market Capitalization. The stocks of smaller capitalization companies involve potentially greater risks and higher volatility than those of larger, more established companies.

 Fixed-income Securities

The value of most fixed-income securities generally will rise when interest rates decline and fall when interest rates rise. Fixed-income securities involve both credit risk and market risk. Some fixed-income securities also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder might receive less from the issuer than it paid for the security.

 High yield debt

High yield debt has a higher credit risk and market risk than investment grade fixed-income securities. Issuers could have high credit risk for many reasons, including problems with product development or distribution, reductions in market share or overall sales, competition in their markets or a high degree of leverage. High yield debt has higher market risk for a variety of reasons, including greater sensitivity to interest rate changes and economic downturns, and the difficulty some issuers may have when trying to obtain additional financing. Also, high yield debt may be difficult to value, and if other investors believe that a certain issuer's securities are overvalued, the holder may be unable to sell those securities for what it believes is an adequate amount.

 Foreign Securities

In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information. Changes in foreign countries' laws may harm the performance and liquidity of the Series' investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk. News and events unique to particular regions and foreign countries will affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk. As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries' currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to

Credit risk is the risk that the security's issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security's principal to compensate the seller for the value of the higher interest rate. This additional payment is called a premium.

Leverage in this context is a measure of how much a company has borrowed in relation to its shareholders' equity.

events unrelated to the value of the security in the issuer's home country. GSAM may use certain techniques, such as forward contracts or futures contracts, to manage these risks. However, GSAM cannot assure that these techniques will be effective.

 Forward Contracts and Futures

The Series may attempt to avoid the risk of an unfavorable shift in currency rates by entering into forward contracts or buying or selling futures contracts or options on futures contracts. The Series may also purchase futures contracts (or options on futures contracts) to maintain exposure to the broad equity markets or, in some cases, to increase overall returns for non-hedging purposes.

Forward contracts. By entering into a forward contract, Midcap Value is giving up the potential gains (and avoiding the potential losses) that may occur if the actual exchange rate on the specified date is different from the exchange rate established in the contract.

Futures contracts. If the price of a futures contract changes more than the price of the security or index on which the contract is based, Midcap Value could make or lose more money than if it had invested directly in the underlying security or index. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buying or selling futures contracts under some market conditions. If this happens, GSAM might not be able to close out futures transactions without incurring substantial losses.

 Emerging Markets

Midcap Value may invest in emerging markets, which are generally located in the Asia-Pacific Region, Eastern Europe, Latin and South America and Africa. In addition to the risks of foreign securities described above (which are potentially greater for emerging markets securities than for other foreign securities), emerging markets securities may be subject to other risks, including increased risks of reduced liquidity, high inflation rates, political uncertainty, high administrative and regulatory costs, repatriation of income and less advantageous investment terms relative to foreign nationals.

Portfolio Management

As of December 31, 1998, GSAM managed approximately $195 billion in assets. GSAM is located at One New York Plaza, New York, New York 10004.

Paul D. Farrell is the manager of a team of portfolio managers (the "Midcap Value Team") that makes the day-to-day investment decisions for Midcap Value. Mr. Farrell joined GSAM in 1991 and in 1998 became responsible for managing the Midcap Value Team.

Eileen A. Aptman, Matthew B. McLennan, and Karma Wilson, all of whom are Vice Presidents of GSAM, constitute the Midcap Value Team, and have served as portfolio managers of Midcap Value

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some securities index or currency or interest rate on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security.

since September 1998. Ms. Aptman joined GSAM in 1993. Mr. McLennan joined GSAM in 1995. From 1994 to 1995 he worked in the Investment Banking Division of Goldman Sachs in Australia. Ms. Wilson joined GSAM in 1994. Prior to 1994 she was an investment analyst with Bankers Trust Australia Ltd.

During the year ended December 31, 1998, Midcap Value paid 0.73% of its average net assets in investment advisory fees and its total operating expenses were 0.88% of such assets.

                         Loomis Sayles Small Cap Series

Principal Investment Strategies

Loomis Sayles, under normal market conditions, will invest at least 65% of Small Cap's total assets in equity securities of U.S. companies with market capitalizations that fall within the capitalization range of those companies constituting the Russell 2000 Index. Small Cap invests in both value and growth stocks.

 Stock Selection

Loomis Sayles begins with a universe of approximately 3000 companies that generally fall within the market capitalization range of the Russell 2000 Index. Small Cap's portfolio managers, with the assistance of Loomis Sayles' research analysts, conduct fundamental analysis on these companies to identify companies that Loomis Sayles believes have strong earnings prospects and growth potential and that appear to the portfolio managers to be the most undervalued in the current market. Finally, Loomis Sayles builds a diversified portfolio across many economic sectors so that Small Cap is partially protected against the inherent volatility of small capitalization companies. Portfolio managers and research analysts regularly monitor the performance of the stocks held by Small Cap and the fundamentals of the companies that have issued those stocks.

Principal Investment Risks

 Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Growth Stocks and Value Stocks. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser's view of the value of the stock.

Market Capitalization. The stocks of small capitalization companies may underperform the broad equity markets and may be more volatile than other stocks.

Real Estate Investment Trusts (REITs). One category of equity securities in which Small Cap invests are REIT's. REITs are generally categorized as equity REITs or mortgage REITs, although some REITs have characteristics of both classifications. Equity REITs invest directly in real property and receive income from rent collection and sale of those properties. These REITs may decline in value when the property they own declines in value. Mortgage REITs invest in real estate mortgages and receive income from interest payments on those mortgages. These REITs are particularly subject to credit risk and market risk, although equity REITs are also sensitive to market risk.

Portfolio Management

Loomis Sayles has been in the investment management business since 1926. As of December 31, 1998, Loomis Sayles managed approximately $64 billion in assets. Loomis Sayles' address is One Financial Center, Boston, Massachusetts 02110.

Christopher R. Ely and Jeffrey C. Petherick are the lead Portfolio Managers of Small Cap. The other Portfolio Managers are Mary C. Champagne, Philip C. Fine and David L. Smith.

Mr. Petherick, a Vice President of Loomis Sayles, has managed (or co-managed) the Series since its inception and joined Loomis Sayles more than five years ago. Mr. Ely, a Vice President of Loomis Sayles, has co-managed the Series since April 1999 and joined Loomis Sayles in 1996. Before joining Loomis Sayles, Mr. Ely was a Senior Vice President and portfolio manager at Keystone Investment Management Company, Inc. Ms. Champagne, a Vice President of Loomis Sayles, has co-managed the Series since 1995 and joined Loomis Sayles more than five years ago. Mr. Fine, a Vice President of Loomis Sayles, has co-managed the Series since April 1999 and joined Loomis Sayles in 1996. Before joining Loomis Sayles, Mr. Fine was a Vice President and portfolio manager at Keystone Investment Management Company, Inc. Mr. Smith, a Vice President of Loomis Sayles, has co-managed the Series since April 1999 and joined Loomis Sayles in 1996. Before joining Loomis Sayles, Mr. Smith was a Vice President and portfolio manager at Keystone Investment Management Company, Inc.

During the year ended December 31, 1998, Small Cap paid 1.00% of its average net assets in investment advisory fees and its total operating expenses were 1.00% of such assets.

Credit risk is the risk that the security's issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

                              MFS Investors Series

Principal Investment Strategies

MFS ordinarily invests at least 65% of the total assets of the Investors Series in equity securities. Although the Series may invest in companies of any size, the Series focuses on companies with large market capitalizations (greater than $5 billion) that MFS believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. MFS may also invest a substantial portion of the assets of the Investors Series in foreign securities.

 Stock Selection

MFS uses a bottom-up, as opposed to a top-down, investment style in managing the Investors Series. This means that MFS selects securities based upon fundamental analysis performed by the portfolio manager and MFS' large group of equity research analysts.

Principal Investment Risks

 Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Growth Stocks and Value Stocks. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser's view of the value of the stock.

Market Capitalization. The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization stocks.

 Foreign Securities

In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information. Changes in foreign countries' laws may harm the performance and liquidity of the Series' investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk. News and events unique to particular regions and foreign countries will affect non-U.S. markets and issuers. These same events may not affect the U.S.

economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk. As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries' currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer's home country. MFS may use certain techniques, such as forward contracts or futures contracts, to manage these risks. However, MFS cannot assure that these techniques will be effective.

 Forward Contracts and Futures Contracts

The Series may seek to avoid the risk of an unfavorable shift in currency rates by entering into forward contracts or buying or selling futures contracts or options on futures contracts. The Series may also purchase futures contracts (or options on futures contracts) to maintain exposure to the broad equity markets.

Forward contracts. By entering into a forward contract, the Investors Series is giving up the potential gains (and avoiding the potential losses) that may occur if the actual exchange rate on the specified date is different from the exchange rate established in the contract.

Futures contracts. If the price of a futures contract changes more than the price of the security or index on which the contract is based, the Investors Series could make or lose more money than if it had invested directly in the underlying security or index. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market conditions. If this happens, the Investors Series might not be able to close out futures transactions without incurring substantial losses.

Portfolio Management

As of March 31, 1999, MFS managed approximately $100 billion in assets on behalf of over 4 million investors worldwide. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

John D. Laupheimer and Mitchell D. Dynan are the portfolio managers of Investors Series. Mr. Laupheimer is a Senior Vice President of MFS and has been employed by MFS as a portfolio manager since 1981. Mr. Dynan is a Vice President of MFS and has been employed as a portfolio manager since 1986.

The Series will pay 0.75% of its average daily net assets in investment advisory fees.


A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some securities index or currency or interest rate on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security.

                          MFS Research Managers Series

Principal Investment Strategies

MFS invests at least 80% of the total assets of the Research Managers Series in equity securities. The Series invests primarily in companies that MFS believes possess better than average prospects for long-term growth and attractive valuations. MFS may also invest up to 20% of the net assets of the Series in foreign securities.

 Stock Selection

A committee of investment research analysts selects portfolio securities for the Research Managers Series. This committee includes investment analysts employed by MFS and MFS International (U.K.) Limited, a wholly owned subsidiary of MFS. The committee first allocates assets among various industries. Individual analysts are then responsible for selecting what they view as the securities best suited to meet the investment objective of the Series from within their assigned industry responsibility. Analysts focus on companies that they believe have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The Series may invest in companies of any size and its investments may include securities traded on securities exchanges or in the over-the-counter markets.

Principal Investment Risks

 Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Growth Stocks and Value Stocks. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser's view of the value of the stock.

 Foreign Securities

In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information. Changes in foreign countries' laws may harm the performance and liquidity of the Series' investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk. News and events unique to particular regions and foreign countries will affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk. As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries' currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer's home country. MFS may use certain techniques, such as forward contracts or futures contracts, to manage these risks. However, MFS cannot assure that these techniques will be effective.

 Forward Contracts and Futures

The Series may attempt to avoid the risk of an unfavorable shift in currency rates by entering into forward contracts or buying or selling futures contracts or options on futures contracts. The Series may also purchase futures contracts (or options on futures contracts) to maintain exposure to the broad equity markets.

Forward contracts. By entering into a forward contract, the Research Managers Series is giving up the potential gains (and avoiding the potential losses) that may occur if the actual exchange rate on the specified date is different from the exchange rate established in the contract.

Futures contracts. If the price of a futures contract changes more than the price of the security or index on which the contract is based, the Research Managers Series could make or lose more money than if it had invested directly in the underlying security or index. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market conditions. If this happens, MFS might not be able to close out futures transactions without incurring substantial losses.

Portfolio Management

As of March 31, 1999, MFS managed approximately $100 billion in assets on behalf of over 4 million investors worldwide. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

The Research Managers Series is currently managed by a committee of various equity research analysts employed by MFS and its affiliates.

The Research Managers Series will pay 0.75% of its average daily net assets in investment advisory fees.

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some securities index or currency or interest rate on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security.

                          Westpeak Stock Index Series

Principal Investment Strategies

Westpeak attempts to duplicate the composite price and yield performance of the S&P 500 Index.

Westpeak will ordinarily invest Stock Index's assets in all of the 500 stocks included in the S&P 500 Index. Each month, Westpeak adjusts the proportions of stocks included in Stock Index to replicate the proportions of stocks included in the S&P 500 Index.

 Stock Selection

Westpeak collects data each day on the proportions of the 500 stocks included in the S&P 500. Each month, Westpeak purchases and sells stocks as necessary to duplicate the proportions of stocks included in the S&P 500 Index.

Principal Investment Risks

 Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Growth Stocks and Value Stocks. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser's view of the value of the stock.

Market Capitalization. The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization stocks.

Portfolio Management

As of December 31, 1998, Westpeak managed approximately $6.2 billion in assets. Westpeak manages several other mutual funds as well as equity portfolios for corporate and public retirement plans, insurance and trust companies, and other large institutional investors. Westpeak is located at 1011 Walnut Street, Boulder, Colorado 80302.

Gerald H. Scriver is Westpeak's President, Chief Executive Officer and Chief Investment Officer, and Philip J. Cooper, CFA, is its Executive Vice President, Director of Portfolio Management. Mr. Scriver and Mr. Cooper have both served as the portfolio managers of Stock Index since 1993 and both have been with Westpeak since it was established in 1991.

During the year ended December 31, 1998, Stock Index paid 0.25% of its average net assets in investment advisory fees and its total operating expenses were 0.37% of such assets.

               Morgan Stanley International Magnum Equity Series

Principal Investment Strategies

MSAM invests International Equity's assets in a diversified portfolio of stocks of foreign issuers domiciled in EAFE countries. MSAM may also invest up to 5% of the Series' total assets in non-EAFE countries. MSAM seeks to achieve superior long-term returns by creating a diversified portfolio of stocks that MSAM believes are undervalued. To achieve this goal, MSAM implements a combination of strategic geographic asset allocation and fundamental, value-oriented stock selection implemented by regional experts around the globe.

 Stock Selection

MSAM evaluates potential investments for International Equity in several steps.

The New York-based portfolio management team decides upon the appropriate allocation of International Equity's assets among Europe, Japan and developed Asia (including Australia/New Zealand). This regional allocation is based on a variety of factors, including relative valuations, earnings expectations, macroeconomic factors and input from the regional stock selection teams and from MSAM's Asset Allocation Committee, which is made up of several of MSAM's most senior investment officers.

Once the allocations to Europe, Asia and Japan have been determined, overseas investment teams in London (for European stocks), Tokyo (for Japanese stocks) and Singapore (for Asian stocks) decide which stocks International Equity should purchase in their respective geographic regions. These three regional portfolio management teams look for stocks that they believe to be undervalued by the market. The regional specialists analyze each company's finances, products and management, typically meeting with a company's management before its stock is purchased.

Principal Investment Risks

 Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Growth Stocks and Value Stocks. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser's view of the value of the stock.

 Foreign Securities

In addition to the risks associated with equity securities generally, foreign securities present additional risks.

Regulation and Access to Information. Changes in foreign countries' laws may harm the performance and liquidity of the Series' investments in those countries.

Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk. News and events unique to particular regions and foreign countries will affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk. As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries' currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer's home country. MSAM may use certain techniques, such as forward contracts or futures contracts, to manage these risks. However, MSAM cannot assure that these techniques will be effective.

 Forward Contracts and Futures

The Series may attempt to avoid the risk of an unfavorable shift in currency rates by entering into forward contracts or buying or selling futures contracts or options on futures contracts. The Series may also purchase futures contracts (or options on futures contracts) to maintain exposure to the broad equity markets.

Forward contracts. By entering into a forward contract, International Equity is giving up the potential gains (and avoiding the potential losses) that may occur if the actual exchange rate on the specified date is different from the exchange rate established in the contract.

Futures contracts. If the price of a futures contract changes more than the price of the security or index on which the contract is based, International Equity could make or lose more money than if it had invested directly in the underlying security or index. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market conditions. If this happens, International Equity might not be able to close out futures transactions without incurring substantial losses.

Portfolio Management

As of December 31, 1998, MSAM, together with its affiliated institutional asset management companies, managed approximately $163.4 billion in assets. MSAM's address is 1221 Avenue of the Americas, New York, New York 10020.

Francine J. Bovich, a Managing Director of Morgan Stanley & Co. Incorporated and MSAM, joined MSAM in 1993. She is primarily responsible for managing International Equity's portfolio. Previously, Ms. Bovich was a Principal and Executive Vice President of Westwood Management Corp., a registered investment adviser. Barton Biggs, Managing Director of MSAM, heads MSAM's Asset Allocation Committee.

During the year ended December 31, 1998, International Equity paid 0.90% of its average net assets in investment advisory fees and its total operating expenses were 1.30% of such assets.

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some securities index or currency or interest rate on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security.

                  Section IV--Other Information About The Fund

Investment Advisory Services

 All Series except Capital Growth

NEIM was organized in 1994 by New England Financial to serve as the investment adviser of the Fund. NEIM is located at 501 Boylston Street, Boston, Massachusetts 02116. Each Series pays NEIM an investment advisory fee. NEIM has contracted with subadvisers to make the day-to-day investment decisions for these Series and NEIM pays each subadviser's fees. NEIM also provides a full range of administrative and accounting services to these Series.

 Capital Growth

CGM makes the day-to-day investment decisions for Capital Growth and has arranged for NEIM to provide administrative and accounting services to the Series. CGM receives an investment advisory fee from the Fund for its services to Capital Growth. CGM has subcontracted with and pays NEIM for providing administrative and accounting services to Capital Growth.

Adviser/Subadviser Relationship


The Fund has received an exemptive order from the Securities and Exchange Commission that permits NEIM to enter into new subadvisory agreements with either a current or a new subadviser that is not an affiliate of the Fund or NEIM, without obtaining shareholder approval. The Fund's Board of Trustees must approve any new subadvisory agreements under this order, and the Fund must comply with certain other conditions.

The exemptive order also permits the Fund to continue to employ an existing subadviser without shareholder approval after events that would otherwise cause an automatic termination of a subadvisory agreement (and the need for a shareholder vote). This continuation must be approved by the Board of Trustees. The Fund will notify shareholders of any subadviser changes and any other event of which notification is required under the order.

Purchase and Redemption of Shares

The Separate Accounts may purchase or redeem shares of a Series on each day that the New York Stock Exchange (the "NYSE") is open for business. The Fund sells and redeems shares of each Series at the net asset value for that Series calculated at the close of regular trading on the NYSE, ordinarily 4:00 p.m. Eastern time each day. These transactions are made on the same day that the purchase order or redemption request is received by the Fund from the Separate Accounts. No transactions occur on those days that the NYSE is closed for trading.

The Fund may suspend the right of redemption for any Series and may postpone payment for any period when the NYSE is closed for other than weekends or holidays. The Fund may also postpone payment when trading on the NYSE is restricted or during an emergency in which disposing of securities or fairly determining the value of net assets is impracticable. The Fund may also suspend redemption rights when the SEC permits such suspension for the protection of investors.

Share Valuation and Pricing

 Net Asset Value

Each Series determines the net asset value of its shares as of the close of regular trading on each day that the NYSE is open. The net asset value per share for each Series is calculated by dividing the Series' total net assets by its number of outstanding shares.

Because foreign exchanges are not always closed at the same time that the NYSE is closed, the price of securities primarily traded on foreign exchanges may increase or decrease when the NYSE is closed. Therefore, the net asset value of Series that hold these securities may change on days that Separate Accounts will not be able to purchase or redeem Fund shares.

 Securities Valuation

Any fixed-income securities with remaining maturities of 60 days or less held by any Series are valued at amortized cost. Other portfolio securities of each Series normally are valued at market value. On the rare occasions when no current market value is available for a portfolio security, the Fund's Board of Trustees is responsible for making a good faith determination of fair value, although the Board has delegated responsibility for day-to-day fair value calculations to CGM and the subadvisers of the Series.

Year 2000

The Fund depends on the smooth functioning of computer systems for both its internal operations and overall investment performance. Many computer systems in use today cannot distinguish between the year 1900 and the year 2000. If computer systems fail to process information properly relating to the year 2000, the Fund's operations and services could be harmed, and the securities in which the Fund invests may not perform as well as they otherwise might.

NEIM, CGM, the subadvisers and certain other service providers to the Series have reported that each expects to modify its systems, as necessary, prior to January 1, 2000 to address the so-called "year 2000 problem." However, there can be no assurance that the problems will be corrected, and Fund operations and services provided to shareholders may be affected. Although the subadvisers to certain of the Series may consider the year 2000 problem when evaluating investment opportunities, there can be no assurance that improperly functioning computers will not affect specific issuers or broad markets.

Dividends and Capital Gain Distributions

Currently, each Series annually pays as dividends substantially all net investment income (including any short-term capital gains). These Series also annually distribute all net realized capital gains, if any, after offsetting any capital loss carryovers. Each Series may pay dividends from net investment income more or less often if the Fund's Board of Trustees deems it appropriate and if such change would not cause such Series to fail to qualify as regulated investment company under the Internal Revenue Code.

Federal income tax law requires each Series to distribute prior to calendar year-end virtually all of its ordinary income for such year. Also, each Series must distribute virtually all of its capital gain net income realized but not previously distributed in the one-year period ending October 31 (or December 31, if the Series so elects) of such year.

Dividends and distributions of each Series are automatically reinvested in additional shares of that Series.

Taxes

Each Series is a separate entity for federal income tax purposes and intends to qualify as a regulated investment company under the Internal Revenue Code. So long as a Series distributes all of its net investment income and net capital gains to its shareholders, the Series itself does not pay any federal income tax. Although each Series intends to operate so that it will have no federal income tax liability, if any such liability is incurred, the investment performance of such

Series will be adversely affected. In addition, Series investing in foreign securities and currencies may be subject to foreign taxes. These taxes could reduce the investment performance of such Series.

In order for contract holders to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Series in which such accounts invest, must meet certain diversification requirements. Each Series intends to comply with these requirements. If a Series does not meet such requirements, income allocable to the variable annuity and variable life contracts, including accumulated investment earnings, would be taxable immediately to the holders of such contracts. For a description of the tax consequences for variable annuity and variable life contract owners, see the prospectus for those contracts.

                              Financial Highlights

The financial highlights table is intended to help you understand each Series' financial performance for the past 5 years (or the life of the Series, for these Series that have not been in existence for 5 years). Certain information reflects financial results for a single share of the relevant Series. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). The information for the years ended December 31, 1997 and 1998 has been audited by Deloitte & Touche, LLP, whose report for 1998, along with the Fund's financial statements, are included in the annual report which is available upon request. Prior to 1997, PriceWaterhouseCoopers L.L.P. acted as the Fund's independent accountants and provided reports which accompanied the financial statements for those periods.

              Salomon Brothers Strategic Bond Opportunities Series

                          October 31, 1994(a)    Year Ended December 31,
                                  to          ---------------------------------
                           December 31, 1994   1995    1996     1997     1998
                          ------------------- ------  -------  -------  -------
Net Asset Value,
 Beginning of Period....        $10.00        $ 9.74  $ 10.85  $ 11.62  $ 12.01
                                ------        ------  -------  -------  -------
Income from Investment
 Operations
Net Investment Income...          0.12          0.58     0.51     0.75     0.80
Net Gains or (Losses) on
 Investments (both
 realized and
 unrealized)............         (0.26)         1.30     1.05     0.54    (0.56)
                                ------        ------  -------  -------  -------
    Total from
     Investment
     Operations.........         (0.14)         1.88     1.56     1.29     0.24
                                ------        ------  -------  -------  -------
Less Distributions
Distributions from Net
 Investment Income......         (0.12)        (0.55)   (0.60)   (0.76)   (0.79)
Distributions from Net
 Realized Capital Gains.          0.00         (0.22)   (0.19)   (0.14)   (0.02)
Distributions in excess
 of Net Realized Capital
 Gains..................          0.00          0.00     0.00     0.00    (0.01)
                                ------        ------  -------  -------  -------
    Total Distributions.         (0.12)        (0.77)   (0.79)   (0.90)   (0.82)
                                ------        ------  -------  -------  -------
Net Asset Value, End of
 Period.................        $ 9.74        $10.85  $ 11.62  $ 12.01  $ 11.43
                                ======        ======  =======  =======  =======
Total Return (%)........          (1.4)(b)      19.4     14.4     11.1      2.0
Ratio of Operating
 Expenses to Average Net
 Assets (%)(d)..........          0.85 (c)      0.85     0.85     0.85     0.85
Ratio of Net Investment
 Income to Average Net
 Assets (%).............          7.05 (c)      8.39     7.79     7.32     7.20
Portfolio Turnover Rate
 (%)....................           403 (c)       202      176      258      283
Net Assets, End of
 Period (000)...........        $3,450        $9,484  $35,808  $71,202  $95,450
The Ratio of Operating
 Expenses to Average Net
 Assets without giving
 effect to the voluntary
 expense limitation
 would have been (%)....          2.01 (c)      2.44     1.19     0.87      --

--------
(a) Commencement of operations.

(b) Not computed on an annualized basis.

(c) Computed on an annualized basis.

(d) During the periods presented, NEIM voluntarily agreed to reduce its fees or to bear the operating expenses (does not include brokerage costs, interest, taxes, or extraordinary expenses) of the Series in excess of an annual expense limit of 0.85% of the Series' average daily net assets, subject to the obligation of the Series to repay NEIM such expenses in future years, if any, when the Series' total operating expenses fall below this stated expense limit; such deferred expenses may be charged to the Series in a subsequent year to the extent the charge does not cause the total operating expenses in such subsequent year to exceed the 0.85% expense limit; provided, however, that the Series is not obligated to repay any expense paid by NEIM more than two years after the end of the fiscal year in which such expense was incurred.

                           Alger Equity Growth Series

                          October 31, 1994(a)      Year Ended December 31,
                                  to          -------------------------------------
                           December 31, 1994   1995      1996      1997      1998
                          ------------------- -------  --------  --------  --------
Net Asset Value,
 Beginning of Period....        $10.00        $  9.56  $  13.80  $  15.58  $  17.62
                                ------        -------  --------  --------  --------
Income from Investment
 Operations
Net Investment Income...          0.02           0.01      0.04      0.02      0.04
Net Gains or (Losses) on
 Investments (both
 realized and
 unrealized)............         (0.44)          4.65      1.78      3.92      8.37
                                ------        -------  --------  --------  --------
    Total from
     Investment
     Operations.........         (0.42)          4.66      1.82      3.94      8.41
                                ------        -------  --------  --------  --------
Less Distributions
Distributions from Net
 Investment Income......         (0.02)         (0.01)    (0.04)    (0.02)    (0.04)
Distributions from Net
 Realized Capital Gains.          0.00          (0.41)     0.00     (1.88)    (0.88)
                                ------        -------  --------  --------  --------
    Total Distributions.         (0.02)         (0.42)    (0.04)    (1.90)    (0.92)
                                ------        -------  --------  --------  --------
Net Asset Value, End of
 Period.................        $ 9.56        $ 13.80  $  15.58  $  17.62  $  25.11
                                ======        =======  ========  ========  ========
Total Return (%)........          (4.2)(b)       48.8      13.2      25.6      47.8
Ratio of Operating
 Expenses to Average Net
 Assets (%)(d)..........          0.85 (c)       0.85      0.90      0.87      0.83
Ratio of Net Investment
 Income to Average Net
 Assets (%).............          1.07 (c)       0.14      0.24      0.12      0.19
Portfolio Turnover Rate
 (%)....................            32 (c)        107        78       137       119
Net Assets, End of
 Period (000)...........        $1,917        $46,386  $120,456  $205,318  $410,726
The Ratio of Operating
 Expenses to Average Net
 Assets without giving
 effect to the voluntary
 expense limitation
 would have been (%)....          2.74 (c)       2.45      0.90       --        --

--------
(a) Commencement of operations.

(b) Not computed on an annualized basis.

(c) Computed on an annualized basis.

(d) During the periods presented, NEIM voluntarily agreed to reduce its fees or to bear the operating expenses (does not include brokerage costs, interest, taxes, or extraordinary expenses) of the Series in excess of an annual expense limit of 0.85% (through December 31, 1995) of the Series' average daily net assets, subject to the obligation of the Series to repay NEIM such expenses in future years, if any, when the Series' operating expenses fall below this stated expense limit; such deferred expenses may be charged to the Series in a subsequent year to the extent the charge does not cause the total operating expenses in such subsequent year to exceed the 0.85% expense limit; provided, however, that the Series is not obligated to repay any expense paid by NEIM more than two years after the end of the fiscal year in which such expense was incurred. Beginning January 1, 1996, the annual operating expense limit was increased to 0.90% of the Series' average daily net assets.

                             Capital Growth Series

                                       Year Ended December 31,
                          ------------------------------------------------------
                            1994      1995       1996        1997        1998
                          --------  --------  ----------  ----------  ----------
Net Asset Value,
 Beginning of the Year..  $ 351.63  $ 312.30  $   374.62  $   427.08  $   399.60
                          --------  --------  ----------  ----------  ----------
Income from Investment
 Operations
Net Investment Income...      5.28      3.47        3.08        2.52        5.29
Net Gains or (Losses) on
 Investments (both
 realized and
 unrealized)............    (30.54)   114.91       74.80       95.67      130.40
                          --------  --------  ----------  ----------  ----------
    Total from
     Investment
     Operations.........    (25.26)   118.38       77.88       98.19      135.69
                          --------  --------  ----------  ----------  ----------
Less Distributions
Distributions from Net
 Investment Income......     (5.15)    (3.48)      (3.08)      (2.52)      (5.31)
Distributions From Net
 Realized Capital Gains.     (8.92)   (52.58)     (22.34)    (123.15)     (61.73)
Distributions in excess
 of Net Realized Capital
 Gains..................      0.00      0.00        0.00        0.00       (0.22)
                          --------  --------  ----------  ----------  ----------
    Total Distributions.    (14.07)   (56.06)     (25.42)    (125.67)     (67.26)
                          --------  --------  ----------  ----------  ----------
Net Asset Value, End of
 Year...................  $ 312.30  $ 374.62  $   427.08  $   399.60  $   468.03
                          ========  ========  ==========  ==========  ==========
Total Return (%)........      (7.1)     38.0        21.1        23.5        34.1
Ratio of Operating
 Expenses to Average Net
 Assets (%).............      0.67      0.71        0.69        0.67        0.66
Ratio of Net Investment
 Income to Average Net
 Assets (%).............      1.61      0.92        0.79        0.52        1.18
Portfolio Turnover Rate
 (%)....................       140       242         207         214         204
Net Assets, End of
 Period (000)...........  $667,127  $921,444  $1,142,660  $1,425,719  $1,895,748

                           Davis Venture Value Series

                          October 31, 1994(a)      Year Ended December 31,
                                  to          -------------------------------------
                           December 31, 1994   1995      1996      1997      1998
                          ------------------- -------  --------  --------  --------
Net Asset Value,
 Beginning of Period....        $10.00        $  9.62  $  13.10  $  16.09  $  20.80
                                ------        -------  --------  --------  --------
Income from Investment
 Operations
Net Investment Income...          0.03           0.10      0.13      0.18      0.16
Net Gains or (Losses) on
 Investments (both
 realized and
 unrealized)............         (0.38)          3.68      3.26      5.20      2.84
                                ------        -------  --------  --------  --------
    Total from
     Investment
     Operations.........         (0.35)          3.78      3.39      5.38      3.00
                                ------        -------  --------  --------  --------
Less Distributions
Distributions from Net
 Investment Income......         (0.03)         (0.10)    (0.13)    (0.14)    (0.16)
Distributions from Net
 Realized Capital Gains.          0.00          (0.20)    (0.27)    (0.53)    (0.49)
                                ------        -------  --------  --------  --------
    Total Distributions.         (0.03)         (0.30)    (0.40)    (0.67)    (0.65)
                                ------        -------  --------  --------  --------
Net Asset Value, End of
 Period.................        $ 9.62        $ 13.10  $  16.09  $  20.80  $  23.15
                                ======        =======  ========  ========  ========
Total Return (%)........          (3.5)(b)       39.3      25.8      33.5      14.4
Ratio of Operating
 Expenses to Average Net
 Assets (%)(d)..........          0.90 (c)       0.90      0.90      0.90      0.83
Ratio of Net Investment
 Income to Average Net
 Assets (%).............          2.54 (c)       1.39      1.25      0.94      0.82
Portfolio Turnover Rate
 (%)....................             1 (c)         20        18        17        25
Net Assets, End of
 Period (000)...........        $3,371        $35,045  $108,189  $280,448  $440,351
The Ratio of Operating
 Expenses to Average Net
 Assets without giving
 effect to the voluntary
 expense limitation
 would have been (%)....          3.97 (c)       1.51      0.96      0.90       --

--------
(a) Commencement of operations.

(b) Not computed on an annualized basis.

(c) Computed on an annualized basis.

(d) During the periods presented, NEIM voluntarily agreed to reduce its fees or to bear the operating expenses (does not include brokerage costs, interest, taxes, or other extraordinary expenses) of the Series in excess of an annual expense limit of 0.90% of the Series' average daily net assets, subject to the obligation of the Series to repay NEIM such expenses in future years, if any, when the Series' total operating expenses fall below this stated expense limit; such deferred expenses may be charged to the Series in a subsequent year to the extent the charge does not cause the total operating expenses in such subsequent year to exceed the 0.90% expense limit; provided, however, that the Series is not obligated to repay any expense paid by NEIM more than two years after the end of the fiscal year in which such expense was incurred.

                      Goldman Sachs Midcap Value Series(a)

                                           Year Ended December 31,
                                  ---------------------------------------------
                                   1994     1995     1996      1997      1998
                                  -------  -------  -------  --------  --------
Net Asset Value, Beginning of
 Period.........................  $113.67  $112.77  $142.44  $ 157.88  $ 170.59
                                  -------  -------  -------  --------  --------
Income from Investment
 Operations
Net Investment Income...........     0.59     0.42     0.11      0.00      1.09
Net Gains or (Losses) on
 Investments (both realized and
 unrealized)....................    (0.89)   33.80    24.88     27.12    (11.41)
                                  -------  -------  -------  --------  --------
    Total from Investment
     Operations.................    (0.30)   34.22    24.99     27.12    (10.32)
                                  -------  -------  -------  --------  --------
Less Distributions
Distributions from Net
 Investment Income..............    (0.60)   (0.40)   (0.13)     0.00     (1.09)
Distributions from Net Realized
 Capital Gains..................     0.00    (4.15)   (9.42)   (14.41)   (36.08)
Distributions in excess of Net
 Realized Capital Gains.........     0.00     0.00     0.00      0.00     (0.25)
                                  -------  -------  -------  --------  --------
    Total Distributions.........    (0.60)   (4.55)   (9.55)   (14.41)   (37.42)
                                  -------  -------  -------  --------  --------
Net Asset Value, End of Period..  $112.77  $142.44  $157.88  $ 170.59  $ 122.85
                                  =======  =======  =======  ========  ========
Total Return (%)................     (0.3)    30.4     17.6      17.4      (5.5)
Ratio of Operating Expenses to
 Average Net Assets (%)(b)......     0.84     0.85     0.85      0.85      0.88
Ratio of Net Investment Income
 to Average Net Assets (%)......     0.67     0.37     0.08     (0.16)     0.66
Portfolio Turnover Rate (%).....       67       58       65        49       171
Net Assets, End of Period (000).  $25,622  $48,832  $82,667  $114,617  $112,997
The Ratio of Operating Expenses
 to Average Net Assets without
 giving effect to the voluntary
 expense limitation would have
 been (%).......................     0.84     1.06     0.92      0.86      0.90

--------
(a) On May 1, 1998, GSAM succeeded Loomis, Sayles & Company, L.P. as subadviser to the Series.

(b) Prior to May 1, 1998, NEIM voluntarily agreed to bear the operating expenses (other than the advisory fees; "operating expenses" does not include brokerage costs, interest, taxes or extraordinary expenses) of the Series in excess on an annual basis of 0.15% of the Series' average daily net assets. Commencing May 1, 1998, NEIM voluntarily agreed to reduce its fees or to bear operating expenses of the Series in excess of an annual expense limit of 0.90% of the Series' average daily net assets, subject to the obligation of the Series to repay NEIM such expenses in future years, if any, when the Series' total operating expenses fall below this stated expense limit; such deferred expenses may be charged to the Series in a subsequent year to the extent that the charge does not cause the total operating expenses in such subsequent year to exceed the 0.90% expense limit; provided, however, that the Series is not obligated to repay any expense paid by NEIM more than two years after the end of the fiscal year in which such expense was incurred.

                         Loomis Sayles Small Cap Series

                           May 2, 1994(a)        Year Ended December 31,
                                 to         ------------------------------------
                          December 31, 1994  1995     1996      1997      1998
                          ----------------- -------  -------  --------  --------
Net Asset Value,
 Beginning of Period....       $100.00      $ 96.61  $118.80  $ 144.29  $ 158.92
                               -------      -------  -------  --------  --------
Income from Investment
 Operations
Net Investment Income...          0.14         0.85     1.05      1.22      1.24
Net Gains or (Losses) on
 Investments (both
 realized and
 unrealized)............         (3.38)       26.93    35.03     34.11     (4.01)
                               -------      -------  -------  --------  --------
    Total from
     Investment
     Operations.........         (3.24)       27.78    36.08     35.33     (2.77)
                               -------      -------  -------  --------  --------
Less Distributions
Distributions from Net
 Investment Income......         (0.15)       (0.78)   (1.03)    (1.21)    (1.24)
Distributions from Net
 Realized Capital Gains.          0.00        (4.81)   (9.56)   (19.49)    (1.32)
Distributions in excess
 of Net Realized Capital
 Gains..................          0.00         0.00     0.00      0.00     (0.07)
                               -------      -------  -------  --------  --------
    Total Distributions.         (0.15)       (5.59)  (10.59)   (20.70)    (2.63)
                               -------      -------  -------  --------  --------
Net Asset Value, End of
 Period.................       $ 96.61      $118.80  $144.29  $ 158.92  $ 153.52
                               =======      =======  =======  ========  ========
Total Return (%)........          (3.2)(b)     28.9     30.7      24.9      (1.7)
Ratio of Operating
 Expenses to Average Net
 Assets (%)(d)..........          1.00 (c)     1.00     1.00      1.00      1.00
Ratio of Net Investment
 Income to Average Net
 Assets (%).............          0.32 (c)     1.26     1.15      0.97      0.88
Portfolio Turnover Rate
 (%)....................            80 (c)       98       62        87       111
Net Assets, End of
 Period (000)...........       $ 3,105      $27,741  $89,194  $200,105  $238,589
The Ratio of Operating
 Expenses to Average Net
 Assets without giving
 effect to the voluntary
 expense limitation
 would have been (%)....          2.31 (c)     1.91     1.29      1.14      1.10

--------
(a) Commencement of operations.

(b) Not computed on an annualized basis.

(c) Computed on an annualized basis.

(d) During the periods presented, NEIM voluntarily agreed to reduce its fees or to bear operating expenses of the Series in order to limit the Series' total operating expenses (does not include brokerage costs, interest, taxes, or extraordinary expenses) to an annual rate of 1.00% of the Series' average daily net assets.

                          Westpeak Stock Index Series

                                           Year Ended December 31,
                                  ---------------------------------------------
                                   1994     1995     1996      1997      1998
                                  -------  -------  -------  --------  --------
Net Asset Value, Beginning of
 the Year.......................  $ 76.48  $ 75.35  $100.09  $ 119.62  $ 155.76
                                  -------  -------  -------  --------  --------
Income from Investment
 Operations
Net Investment Income...........     1.80     1.88     1.91      1.86      1.92
Net Gains or (Losses) on
 Investments (both realized and
 unrealized)....................    (0.92)   25.89    20.58     36.95     41.60
                                  -------  -------  -------  --------  --------
    Total from Investment
     Operations.................     0.88    27.77    22.49     38.81     43.52
                                  -------  -------  -------  --------  --------
Less Distributions
Distributions from Net
 Investment Income..............    (1.82)   (1.85)   (1.93)    (1.86)    (1.91)
Distributions from Net Realized
 Capital Gains..................    (0.16)   (1.18)   (1.03)    (0.67)    (1.04)
Distributions in Excess of Net
 Realized Capital Gains.........     0.00     0.00     0.00     (0.14)     0.00
Distributions From Paid-In
 Capital........................    (0.03)    0.00     0.00      0.00      0.00
                                  -------  -------  -------  --------  --------
    Total Distributions.........    (2.01)   (3.03)   (2.96)    (2.67)    (2.95)
                                  -------  -------  -------  --------  --------
Net Asset Value, End of Year....  $ 75.35  $100.09  $119.62  $ 155.76  $ 196.33
                                  =======  =======  =======  ========  ========
Total Return (%)................      1.1     36.9     22.5      32.5      27.9
Ratio of Operating Expenses to
 Average Net Assets (%)(a)......     0.33     0.40     0.40      0.40      0.37
Ratio of Net Investment Income
 to Average Net Assets (%)......     2.59     2.20     1.84      1.41      1.16
Portfolio Turnover Rate (%).....        2        5        4         3         3
Net Assets, End of Period (000).  $37,164  $58,671  $80,764  $126,584  $186,278
The ratio of operating expenses
 to Average Net Assets without
 giving effect to the voluntary
 expense limitation would have
 been (%).......................      --      0.54     0.50      0.43       --

--------
(a) During the periods presented, NEIM voluntarily agreed to bear the operating expenses (other than advisory fees; "operating expenses" does not include brokerage costs, interest, taxes or extraordinary expenses) of the Series in excess on an annual basis of 0.15% of the Series' average daily net assets.

              Morgan Stanley International Equity Magnum Series(a)

                          October 31, 1994(b)     Year Ended December 31,
                                  to          ----------------------------------
                           December 31, 1994   1995     1996     1997     1998
                          ------------------- -------  -------  -------  -------
Net Asset Value,
 Beginning of Period....        $10.00        $ 10.23  $ 10.73  $ 11.29  $ 10.86
                                ------        -------  -------  -------  -------
Income from Investment
 Operations
Net Investment Income...          0.03           0.09     0.06     0.08     0.14
Net Gains or (Losses) on
 Investments (both
 realized and
 unrealized)............          0.23           0.53     0.68    (0.23)    0.66
                                ------        -------  -------  -------  -------
    Total from
     Investment
     Operations.........          0.26           0.62     0.74    (0.15)    0.80
                                ------        -------  -------  -------  -------
Less Distributions
Distributions from Net
 Investment Income......         (0.02)         (0.09)   (0.02)   (0.09)   (0.12)
Distributions in Excess
 of Net Investment
 Income.................          0.00          (0.03)    0.00     0.00    (0.03)
Distributions from Net
 Realized Capital Gains.          0.00           0.00    (0.16)   (0.08)   (0.11)
Distributions in Excess
 of Net Realized Capital
 Gains..................          0.00           0.00     0.00    (0.11)    0.00
Distributions From Paid-
 In Capital.............         (0.01)          0.00     0.00     0.00     0.00
                                ------        -------  -------  -------  -------
    Total Distributions.         (0.03)         (0.12)   (0.18)   (0.28)   (0.26)
                                ------        -------  -------  -------  -------
Net Asset Value, End of
 the Period.............        $10.23        $ 10.73  $ 11.29  $ 10.86  $ 11.40
                                ======        =======  =======  =======  =======
Total Return (%)........           2.6 (c)        6.0      6.9     (1.3)     7.3
Ratio of Operating
 Expenses to Average Net
 Assets (%)(e)..........          1.30 (d)       1.30     1.30     1.30     1.30
Ratio of Net Investment
 Income to Average Net
 Assets (%).............          2.56 (d)       1.29     0.67     0.96     1.07
Portfolio Turnover Rate
 (%)....................             4 (d)         89       64      115       40
Net Assets, End of
 Period (000)...........        $2,989        $16,268  $39,392  $53,035  $68,169
The Ratio of Operating
 Expenses to Average Net
 Assets without giving
 effect to the voluntary
 expense limitation
 would have been (%)....          5.38 (d)       3.12     1.66     1.59     1.40

--------
(a) On May 1, 1997, MSAM succeeded Draycott Partners, Ltd. as investment subadviser of the Series.

(b) Commencement of operations.

(c) Not computed on an annualized basis.

(d) Computed on an annualized basis.

(e) During the periods presented, NEIM voluntarily agreed to reduce its fees or to bear the operating expenses (does not include brokerage costs, interest, taxes or extraordinary expenses) of the Series in excess of an annual expense limit of 1.30% of the Series' average daily net assets, subject to the obligation of the Series to repay NEIM such expenses in future years, if any, when the Series' total operating expenses fall below this stated expense limit; such deferred expenses may be charged to the Series in a subsequent year to the extent the charge does not cause the Series' total operating expenses in such subsequent year to exceed the 1.30% expense limit; provided, however, that the Series is not obligated to repay any expense paid by NEIM more than two years after the end of the fiscal year in which such expense was incurred.

                            NEW ENGLAND ZENITH FUND
               501 Boylston Street, Boston, Massachusetts 02116
                                (800) 356-5015

Statement of Additional Information (SAI)

  The Fund's SAI contains more detailed information about the Fund. The SAI is incorporated by reference into this prospectus, which means that it is a part of this prospectus for legal purposes.

Shareholder Reports

  The Fund's annual and semi-annual reports to shareholders contain additional information about each Series. The Fund's annual report discusses the market conditions and investment strategies that significantly affected each Series' performance during its last fiscal year. The financial statements in the Fund's most recent annual report to shareholders are incorporated by reference into this prospectus.

To obtain copies of these materials:

  You may obtain free copies of the SAI or shareholder reports, request other information about a Series, or make shareholder inquiries by calling toll free
(800) 356-5015 or by writing to New England Securities Corporation, 399 Boylston Street, Boston, Massachusetts 02116.

  You may review and copy information about the Fund, including the SAI and shareholder reports, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may call (800)-SEC-0330 for information about the operation of the Public Reference Room. You may also access reports and other information about the Fund on the Internet at http://www.sec.gov. You may get copies of this information, upon payment of a duplication fee, by writing the Public Reference Station of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

  New England Zenith Fund's Investment Company Act file number is 811-3728.